Non-Current Financial Assets	12 Months Ended
Dec. 31, 2022
Non-Current Financial Assets
Non-Current Financial Assets

Note 17 Non-Current Financial Assets

	December 31,
	2022	2021
Cost at opening balance	3,915	2,225
Additional acquisition	7,064	1,686
Exchange differences	231	4
Net book value	11,210	3,915

Non-current financial assets comprise of bank guarantees/deposits amounted to SEK 6,851 and SEK 3,915 as of December 31, 2022 and 2021, respectively and other non-current receivables amounted to SEK 4,359 as of December 31, 2022, and no other non-current receivables were recognized as of December 31, 2021.